Financial assets - Disclosure of detailed information about redeemable preference share with determinable redemption date (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Line Items]
Accretion income for the year	$ 516	$ 253
Redeemable preference shares with determinable redemption date [Member] | JV Finco [Member]
Financial assets [Line Items]
Balance, beginning of year	19,484	0
Initial recognition at fair value	0	19,231
Redemptions during the year	(20,000)	0
Accretion income for the year	516	253
Balance, end of year	$ 0	$ 19,484